UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Janet Sudo
Title:	Operations Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Janet Sudo		Beverly Hills, CA	November 14, 2011

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	99
Form 13F Information Table Value Total:	163,405

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      253    85425 SH       SOLE                                      85425
AON Corporation                COM              037389103      488    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1684    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      445     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      460     1594 SH       SOLE                                       1594
AllianceBernstein Holding LP   COM              01855A101      136    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2823   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      380    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     2154     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      252    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      570     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      456    12642 SH       SOLE                                      12642
Banco Santander SA ADR         COM              05964h105      420    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104      840   137219 SH       SOLE                                     137219
Bank of Hawaii Corporation     COM              062540109      546    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      303     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1422    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     2029       19 SH       SOLE                                         19
Boeing Co                      COM              097023105      399     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      535     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2622    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     2252    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      322    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100    10100   109088 SH       SOLE                                     109088
Chubb Corp                     COM              171232101      240     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      344    22200 SH       SOLE                                      22200
Coca Cola Enterprises          COM              191219104      995    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     6075    89926 SH       SOLE                                      89926
CommonWealth REIT (frmly HRPT  COM              203233101     6007   316666 SH       SOLE                                     316666
ConocoPhillips                 COM              20825c104     1247    19700 SH       SOLE                                      19700
Diageo PLC ADR                 COM              25243Q205     2983    39285 SH       SOLE                                      39285
Disney Walt Co                 COM              254687106      498    16520 SH       SOLE                                      16520
EOG Resources Inc              COM              26875P101      355     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      295     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1557    38790 SH       SOLE                                      38790
Expedia Inc (IAC/InterActiveCo COM              30212p105      260    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    11862   163326 SH       SOLE                                     163326
Fidelity National Financial, I COM              31620r105      159    10458 SH       SOLE                                      10458
Ford Motor Cp DE NEW           COM              345370100      586    60585 SH       SOLE                                      60585
Freeport-McMoran Copper & Gold COM              35671d857     1421    46680 SH       SOLE                                      46680
General Electric               COM              369604103     4151   272710 SH       SOLE                                     272710
General Growth Properties - RE COM              370021107      605    49977 SH       SOLE                                      49977
General Mills Inc              COM              370334104      308     8000 SH       SOLE                                       8000
General Motors Co              COM              37045v100      256    12700 SH       SOLE                                      12700
HSBC Holdings Plc Ltd ADR      COM              404280406      791    20802 SH       SOLE                                      20802
Heinz (H.J.)                   COM              423074103      404     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102      776    23600 SH       SOLE                                      23600
Home Properties Inc - REIT     COM              437306103      851    15000 SH       SOLE                                      15000
Howard Hughes Corp (The)(spino COM              44267d107      202     4787 SH       SOLE                                       4787
Hugoton Royalty Trust Texas    COM              444717102      277    13000 SH       SOLE                                      13000
Intel Corp                     COM              458140100     1237    58000 SH       SOLE                                      58000
International Business Machine COM              459200101    10089    57692 SH       SOLE                                      57692
JPMorgan Chase & Co.           COM              46625H100     2290    76034 SH       SOLE                                      76034
Johnson & Johnson              COM              478160104     2535    39810 SH       SOLE                                      39810
Kimberly-Clark                 COM              494368103     1139    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     6007    87850 SH       SOLE                                      87850
Kinder Morgan Inc              COM              49456B101      259    10000 SH       SOLE                                      10000
Kraft Foods Inc CL A (Altria s COM              50075n104     1546    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      174    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     2872    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4011    36231 SH       SOLE                                      36231
Macy's Inc. (formerly Federate COM              55616P104     2946   111914 SH       SOLE                                     111914
Medco Health Solutions Inc (Me COM              58405U102     1417    30210 SH       SOLE                                      30210
Merck & Co.                    COM              589331107     5316   162570 SH       SOLE                                     162570
Microsoft Corp                 COM              594918104      343    13800 SH       SOLE                                      13800
Nestle ADR                     COM              641069406      441     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     1472   123700 SH       SOLE                                     123700
News Corp Inc CL A             COM              65248E104     1344    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      855    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      460    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     2724    44009 SH       SOLE                                      44009
Pfizer, Inc.                   COM              717081103     3416   193215 SH       SOLE                                     193215
Philip Morris International-Al COM              718172109     7498   120206 SH       SOLE                                     120206
Procter & Gamble Co            COM              742718109     4332    68559 SH       SOLE                                      68559
Public Storage - REIT          COM              74460D109      522     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1094    22500 SH       SOLE                                      22500
Ralph Lauren Corp (fmly Polo R COM              731572103      389     3000 SH       SOLE                                       3000
Rio Tinto PLC Sponsored ADR    COM                             441    10000 SH       SOLE                                      10000
Roche Holdings Ltd ADR         COM              771195104     1813    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     5503    89450 SH       SOLE                                      89450
Singapore Airlines             COM              870794302      774    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      250    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      398    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      259    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      655    25200 SH       SOLE                                      25200
Target Corp-frmly Dayton Hudso COM              87612E106     1507    30720 SH       SOLE                                      30720
Teva Pharmaceuticals ADR       COM              881624209      372    10000 SH       SOLE                                      10000
Texas Instruments Inc.         COM              882508104      266    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      505     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      700    15950 SH       SOLE                                      15950
U.S. Bancorp (Formerly First B COM              902973106      348    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1013    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      929    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1391    26800 SH       SOLE                                      26800
Yum Brands Inc (formerly Trico COM              895953107      348     7040 SH       SOLE                                       7040
Zimmer Holdings Inc            COM              98956P102      381     7122 SH       SOLE                                       7122
GE Capital Corp 6.625% Callabl                  369622527      520    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      141    10000 SH       SOLE                                      10000
GM Ser B 4.75% Convert until 1                  37045v209     2764    78800 SH       SOLE                                      78800